Property and Equipment, Net	6 Months Ended
Jun. 30, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 4 – PROPERTY AND EQUIPMENT, NET

	June 30,	December 31,
	2021	2020	2019
	(unaudited)
Computers	7,843	7,843	7,296
Furniture and office equipment	2,693	2,693	2,505
	10,536	10,536	9,801
Less - accumulated depreciation	(7,496)	(6,161)	(3,356)
Total property and equipment, net	3,040	4,375	6,445

During the years ended December 31, 2020 and 2019, depreciation expenses amounted to $2,805 and $2,609 respectively.

During the six and three months ended June 30, 2021 depreciation expenses amounted to $1,335 and $667, respectively.